Cover	13 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	LIVE OAK ACQUISITION CORP. V
Entity Central Index Key	0002048951
Amendment Flag	false
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, State or Province	TN
Entity Tax Identification Number	61-2235506
Entity Address, Address Line One	4921 William Arnold Road
Entity Address, City or Town	Memphis
Entity Address, Postal Zip Code	38117
City Area Code	901
Local Phone Number	270-3107
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	TN
Contact Personnel Name	Richard J. Hendrix
Entity Address, Address Line One	4921 William Arnold Road
Entity Address, City or Town	Memphis
Entity Address, Postal Zip Code	38117
City Area Code	901
Local Phone Number	270-3107